CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[RetainedEarningsMember]
Balance as at Jan. 06, 2010
Net income / (loss)	$ (2,001)			$ (2,001)
Issuance of common stock	1		1
Issuance of common stock, shares		500
Issuance of common stock, net of issuance costs	85,281	59	85,222
Issuance of common stock, net of issuance costs, shares		5,892,330
Compensation cost on restricted stock	1,330	2	1,328
Issuance of restricted stock, shares		213,331
Balance as at Dec. 31, 2010	84,611	61	86,551	(2,001)
Balance of shares as at Dec. 31, 2010		6,106,161
Net income / (loss)	3,630			3,630
Issuance of common stock, net of issuance costs	121,492	169	121,323
Issuance of common stock, net of issuance costs, shares		16,916,667
Compensation cost on restricted stock	954	1	953
Issuance of restricted stock, shares		53,333
Dividends declared and paid	(4,154)			(4,154)
Balance as at Dec. 31, 2011	206,533	231	208,827	(2,525)
Balance of shares as at Dec. 31, 2011		23,076,161
Net income / (loss)	5,969			5,969
Issuance of common stock, net of issuance costs	53,901	91	53,810
Issuance of common stock, net of issuance costs, shares	9,115,803	9,115,803
Compensation cost on restricted stock	900		900
Dividends declared and paid	(28,545)			(28,545)
Balance as at Dec. 31, 2012	$ 238,758	$ 322	$ 263,537	$ (25,101)
Balance of shares as at Dec. 31, 2012		32,191,964